Property, Plant and Equipment	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Property, Plant and Equipment
Property, plant and equipment consist of the following:

(In thousands)	Estimated Useful Lives	December 31 2014	December 31 2013
Land	—	$15,721	$16,652
Land improvements	5-20 years	15,898	13,615
Buildings and improvements	5-40 years	205,409	192,346
Machinery and equipment	3-20 years	1,861,965	1,969,493
Uncompleted construction	—	87,414	85,627
Gross property, plant and equipment		2,186,407	2,277,733
Less: Accumulated depreciation		(1,523,163)	(1,567,268)
Property, plant and equipment, net		$663,244	$710,465

Included in the amounts are $22.3 million and $23.5 million of property, plant and equipment under capital leases at December 31, 2014 and 2013, respectively.
Buildings and improvements include leasehold improvements that are amortized over the shorter of their useful lives or the initial term of the lease.